Total
Virtus Tactical Allocation Fund
Virtus Tactical Allocation Fund

Virtus Tactical Allocation Fund,

a series of Virtus Equity Trust

Supplement dated October 30, 2020 to the Summary Prospectus and Statutory Prospectus,

each, dated October 19, 2020, as supplemented

Important Notice to Investors

At a virtual Special Meeting of Shareholders held on October 14, 2020, shareholders approved an Agreement and Plan of Reorganization under which Virtus Rampart Multi-Asset Trend Fund, a series of the Virtus Opportunities Trust (the “Trust”), will be combined into Virtus Tactical Allocation Fund (the “Fund”).

In addition, at a virtual Special Meeting of Shareholders held on October 23, 2020, shareholders approved an Agreement and Plan of Reorganization under which Virtus Rampart Sector Trend Fund, a series of the Trust, will also be combined into the Fund.

As a result, the adviser to the Fund, Virtus Investment Advisers, Inc. (the “Adviser”), has contractually agreed to limit total operating expenses for the Fund, effective October 31, 2020. These changes are described in more detail below.

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Tactical Allocation Fund		Class A	Class C	Class I	Class R6
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.26%	0.24%	0.25%	0.21%
Total Annual Fund Operating Expenses		1.06%	1.79%	0.80%	0.76%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.07%)	(0.04%)	(0.04%)	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	0.99%	1.75%	0.76%	0.60%
[1]	Estimated for current fiscal years as annualized.
[2]	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.99% for Class A Shares, 1.75% for Class C Shares, 0.76% for Class I Shares, and 0.60% for Class R6 Shares through January 31, 2022. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:
Expense Example - Virtus Tactical Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	672	885	1,123	1,804
Class C	280	569	995	2,183
Class I	80	260	468	1,065
Class R6	61	210	390	911

Expense Example No Redemption - Virtus Tactical Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	672	885	1,123	1,804
Class C	180	569	995	2,183
Class I	80	260	468	1,065
Class R6	61	210	390	911

Investors should retain this supplement with the Prospectuses for future reference.